Brazilian Central Bank deposits and deposits from credit institutions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Real	R$ 43,195,827	R$ 46,952,884	R$ 62,322,887
Euro			9,309
U.S. dollar	71,924,538	68,661,828	58,673,713
Other currencies	3,391,592	464,302
Total	R$ 118,511,957	R$ 116,079,014	R$ 121,005,909